Debt (Senior Credit Facility) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Senior Credit Facility [Member]	Dec. 31, 2012 Senior Credit Facility [Member]	Dec. 31, 2013 2011 Credit Facility [Member]	Dec. 31, 2011 2011 Credit Facility [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2012 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Minimum [Member] Senior Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Senior Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 14,500,000	$ 5,000,000		$ 8,000,000
Credit facility interest rate			13.20%			16.00%
Origination, commitment and administration fees and expenses paid						323,639
Write off of deferred financing costs					525,936		42,408
Accretion of debt discount and amortization of loan origination fees			396,000	428,000
Prepayment rate			4.00%
Facility growth rate									2.00%	4.00%
Outstanding loan balance maximum of expected monthly gross cash flow ratio			1600.00%
Restricted cash and equivalents as required by facility terms			200,000
Loan origination fees			815,000	255,000
Amortization deferred financing costs	$ 185,671	$ 1,591,016	$ 185,671	$ 1,568,516			$ 139,308	$ 3,642